Income Tax (Details) - USD ($)		3 Months Ended				12 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Line Items]
Change in fair value of contingent consideration		$ 5,914,000	$ (3,387,266,000)			$ 3,387,266
Foreign statutory rate differential	[1]					$ 249,971
Foreign statutory rate differential percent	[1]					59.40%
Federal statutory rate differential percent						21.00%
Pre-tax income						$ 88,381
Operating loss carryforwards			5,589,000			5,589,000
Deferred tax assets			$ 1,399,867			$ 1,399,867
MALTA
Income Taxes [Line Items]
Foreign statutory rate differential percent						35.00%
Federal statutory rate differential percent						21.00%
Income Tax Jurisdiction, Domestic Federal [Member]
Income Taxes [Line Items]
Pre-tax income						$ 1,785,000

[1]	The foreign statutory rate differential of $249,971 (59.4%) is attributable to 42 Telecom MT Ltd., a Malta-incorporated subsidiary acquired August 1, 2025. Malta imposes corporate income tax at a statutory rate of 35%. The differential represents the excess of the Malta statutory rate over the U.S. federal statutory rate of 21%, applied to 42 Telecom MT Ltd.’s post-acquisition pre-tax income approximately $1,785,000. The remaining foreign subsidiaries — 42 Telecom AB Ltd. (Sweden), 42 Telecom UK Ltd. (United Kingdom), and Arcus Technologies Ltd. (Malta) — generated pre-tax losses during the post-acquisition period and had no income tax expense, resulting in no material rate differential.